Consolidated Statements of Cash Flows - USD ($)		3 Months Ended		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Operating activities:
Net loss		$ (19,426,273)	$ (1,536,249)		$ (4,890,555)	$ (8,972,735)
Gain from discontinued operations						(3,206,078)
Adjustments to reconcile net loss to net cash used in operating activities:
Fair value variation		17,502,596		$ 17,502,596	(2,024,465)	82,844
Loss on acquisition					20,210
Depreciation and amortization		1,683	7,771		81,456	190,548
Noncash lease expense		(8,411)	41,349		117,593	481,752
Stock compensation expenses					641,879
Stock option expense						(62,308)
Allowance for credit loss					2,098	3,450,141
Loss from investment						1,092,169
Property and equipment asset impairment						203,973
Goodwill impairment					1,859,184
Inventory write-down					902,776	815,498
Interest income, net						7,583
Forgiveness of loan payable and other payables					(404,669)	(1,847)
Accrued interest					22,400
Common Stock compensation		1,163,976	523,680
Change in operating assets and liabilities:
Accounts receivable		(1,330,702)			(40,758)	499,582
Inventories		11,893,161	(60,272)		(8,248,213)	(3,775,210)
Prepaid expenses and other current assets		3,180,122	91,487		(4,501,022)	23,041
Other receivables - related party		(116,257)			(92,457)
Other assets		(24,456,951)				7,060
Accounts payable		943,901	(420,136)		(451,403)	426,302
Other payables-related party		983,180			203,975	7,500
Deferred income						(379,795)
Accrued Interest		5,600
Lease liability – operating lease		687	(42,659)		(126,146)	(277,467)
Accrued expenses and other current liabilities		1,135,770	56,248		(665,876)	(583,233)
Net cash used in operating activities		(8,527,918)	(1,338,781)		(17,593,993)	(9,970,680)
Discontinued Operations*:
Losses caused by the termination of business	[1]					(433,566)
Interest income	[1]					25,495
Depreciation from discontinued operations	[1]					3,728
Changes in operating assets and liabilities	[1]					277,241
Net cash used in discontinued business operations	[1]					(127,102)
Investing activities:
Purchase of equipment						(319,843)
Proceeds from disposal of equipment					10,736
Cash received from the acquisition of subsidiaries					11,629
Acquisition of subsidiary						(200)
Net cash provided by/(used in) investing activities					22,365	(320,043)
Financing activities:
Repayment of loans			(1,486,996)		(95,671)	(4,753)
Proceed of loans						1,919,961
Repayment of finance lease						(26,048)
Proceeds from issuance of convertible note			678,308		10,144,186	1,620,000
Proceeds from issuance of Common Stock, exercise of stock options		8,453,075	2,000,000
Proceeds from issuance of convertible notes-related party					3,693,041	300,000
Proceeds from issuance of common stock, ATM offering						1,277,113
Proceeds from private placement					3,505,984	4,499,999
Net cash provided by financing activities		8,453,075	1,191,312		17,247,540	9,586,272
Effect of foreign exchange on cash		(17,088)	(192,038)		(2,847)	312,906
Net change in cash		(91,931)	(339,507)		(326,935)	(518,647)
Cash, beginning of period		137,287	464,222	124,715	464,222	982,869
Cash, end of period		45,356	124,715	$ 45,356	137,287	464,222
Supplemental disclosure of cash flow information:
Cash paid for interest						1,961
Cash paid for taxes
Share issuance for Bitcoin					$ 37,025,000

[1]	On June 7, 2024, the Company sold (i) NuZee Korea Ltd., a company incorporated in Korea, and (ii) NuZee Investment Co., Ltd., a company incorporated in Japan, each of which was a wholly owned subsidiary of the Company.